STOCK-BASED COMPENSATION PLANS Schedule of fair value of share options assumptions used (Details) - Stock options - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate		0.31%
Annual dividends per share		$ 0
Expected stock price volatility		53.00%
Expected option life (in years)	4 years	4 years
Average fair value of options granted (in dollars)		$ 5.26